Revenues	12 Months Ended
Dec. 31, 2011
Revenues [Abstract]
Revenues
Note 12 - Revenues

A.           Revenues by product lines

	Year ended December 31,
	2011	2010	2009
Workstations, recorders and software	$9,060	$8,120	$11,523
PillCam SB capsule	117,561	110,189	110,371
PillCam ESO capsule	425	539	702
PillCam Colon capsule	1,798	1,291	1,021
Patency capsules and scanners	792	666	718
Bravo pH monitoring products	19,746	18,603	14,985
Sierra manometry and catheters	28,460	17,913	-
Services	113	488	2,443
	$177,955	$157,809	$141,763

B.	Revenues by geographic areas
	Year ended December 31,
	2011	2010	2009
Americas	$108,745	$100,501	$89,671
Europe, Middle East and Africa (mainly Europe)	45,122	40,224	38,481
Asia Pacific	24,088	17,084	13,611

	$177,955	$157,809	$141,763

In the year ended December 31, 2011, revenues from Sierra in the Americas region totaled $19.2 million, in the Europe, Middle East and Africa region $5.9 million and in the Asia Pacific region $3.4 million.

In the year ended December 31, 2010, revenues from Sierra in the Americas region totaled $11.2 million, in the Europe, Middle East and Africa region $5.3 million and in the Asia Pacific region $1.4 million.